UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21320

RETIREMENT INCOME TRUST

(Exact name of registrant as specified in charter)

5553 Woodmont Street, Pittsburgh, Pennsylvania 15217

(Address of principal executive offices)

(Zip code)

Michael S. Lando, Esquire

5553 Woodmont Street, Pittsburgh, Pennsylvania 15217

(Name and address of agent for service)

Registrant's telephone number, including area code: 412-521-6262

Date of fiscal year end: April 30

Date of reporting period: October 31, 2004

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Retirement Income Fund

Semi-Annual Report

October 31, 2004

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	The Retirement Income Fund
	Schedule of Investments
	October 31, 2004 (Unaudited)

Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS

CANADIAN INCOME TRUSTS
726	Advantage Energy Income Fund	12,270
1,675	Algonquin Power Income Fund	13,601
1,426	Boralex Power Income Fund	12,606
1,614	Clean Power Income Fund	12,220
1,000	Enterra Energy Trust	16,270
1,306	Northland Power Income Fund	13,765
500	Primewest Energy Trust	10,810
845	Vermilion Energy Trust	13,296
		104,838	38.15%

TOTAL CANADIAN INCOME TRUSTS (COST $93,849)		$ 104,838	38.15%

REAL ESTATE INVESTMENT TRUSTS
700	Annaly Mortgage Management, Inc.	12,586
1,050	Anworth Mortgage Asset Corp.	10,742
1,180	Capstead Mortgage Corp.	13,004
430	Thornburg Mortgage, Inc.	12,285
		48,617	17.69%

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $48,776)		$48,617	17.69%

CLOSED-END INVESTMENT COMPANIES
720	Corporate High Yield Fund V, Inc.	11,311
820	Corporate High Yield Fund VI, Inc.	12,071
785	Evergreen Income Advantage Fund	12,607
620	Pimco Corporate Opportunity Fund	10,763
875	Pimco High Income Fund	13,151
775	Salomon Brothers Global High Income	11,222
775	Salomon Brothers Worldwide Income	12,664
		83,789

TOTAL CLOSED-END INVESTMENT COMPANIES (COST $78,287)		$83,789	30.49%

OTHER COMMON STOCKS
365	American Capital Strategies, Ltd.	$11,297	4.11%

TOTAL FOR OTHER COMMON STOCKS (COST $9,597)		$11,297	4.11%

TOTAL FOR COMMON STOCKS (COST $230,509)		$ 248,541	90.45%

PREFERRED STOCK
450	HRPT Properties Trust Class B	12,128

TOTAL PREFERRED STOCK (COST $12,497)		$12,128	4.41%

CASH AND EQUIVALENTS
17,691	First American Prime Obligation Fund Cl S 1.07%	17,691	6.44%

	Total Investments (Identified Cost $ 260,697)	278,360	101.30%

	Liabilities in excess of other assets	(3,576)	-1.30%

	Net Assets	$ 274,784	100.00%

The accompanying notes are an integral part of the financial statements.

The Retirement Income Fund
Statement of Assets and Liabilities
October 31, 2004 (Unaudited)

Assets:
Investment Securities at Market Value	$ 278,360
(Identified Cost $ 260,697)
Cash	1,313
Receivables
Dividends & Interest	1,112
From Adviser	3,508
Total Assets	284,293
Liabilities:
Accrued Expenses	9,509
Total Liabilities	9,509
Net Assets	$ 274,784

Net Assets Consist of:
Capital Paid In	258,296
Accumulated Net Investment Income	985
Realized Gain (Loss) on Investments - Net of Distributions	(2,160)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	17,663
Net Assets, for 24,580 Shares Outstanding
(Unlimited shares authorized, $.001 par value)	$ 274,784
Net Asset Value and Offering Price
Per Share ($274,784/24,580 shares)	$ 11.18

Redemption Price ($11.18 x 99%)*	$ 11.07

*A deferred sales charge applies only if redemption occurs less than one year from the date of purchase.

The accompanying notes are an integral part of the financial statements.

The Retirement Income Fund
Statement of Operations
For the Six Months ended October 31, 2004 (Unaudited)

Investment Income:
Dividends	$ 12,642
Interest	23
Total Investment Income	12,665
Expenses: (Note 2)
Administrative Fees	158
Transfer Agent Fees	1,209
Audit Fees	5,274
Custodian Fees	1,694
Insurance Fees	413
Total Expenses	8,748
Reimbursed Expenses	(4,945)
Receivable from Advisor	(1,334)
Net Expenses	2,469

Net Investment Income	10,196

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(209)
Unrealized Appreciation (Depreciation) on Investments	29,256
Net Realized and Unrealized Gain (Loss) on Investments	29,047

Net Increase (Decrease) in Net Assets from Operations	$ 39,243

The accompanying notes are an integral part of the financial statements.

The Retirement Income Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the six	For the year
	months ended	ended
	10/31/2004	4/30/2004
From Operations:
Net Investment Income	$ 10,196	$ 13,491
Net Realized Gain (Loss) on Investments	(209)	13,691
Net Unrealized Appreciation (Depreciation)	29,256	(11,593)
Increase (Decrease) in Net Assets from Operations	39,243	15,589
From Distributions to Shareholders:
Net Investment Income	(9,211)	(15,780)
Net Realized Gains	(12,549)	(804)
Change in Net Assets from Distributions	(21,760)	(16,584)
From Capital Share Transactions:
Proceeds From Sale of Shares	25,000	118,489
Shares Issued on Reinvestment of Dividends	21,760	12,442
Cost of Shares Redeemed	(19,395)	0
Net Increase from Shareholder Activity	27,365	130,931

Net Increase (Decrease) in Net Assets	44,848	129,936

Net Assets at Beginning of Period	229,936	100,000
Net Assets at End of Period	$ 274,784	$ 229,936

Share Transactions:
Issued	2,307	10,907
Reinvested	2,030	1,117
Redeemed	(1,781)	0
Net increase (decrease) in shares	2,556	12,024
Shares outstanding beginning of period	22,024	10,000
Shares outstanding end of period	24,580	22,024

The accompanying notes are an integral part of the financial statements.

The Retirement Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period

	(Unaudited)
	For the Six		For the Year
	Months Ended		Ended
	10/31/2004		4/30/2004
Net Asset Value -
Beginning of Period	$ 10.44		$ 10.00
Net Investment Income	0.43		0.81
Net Gains or Losses on Securities
(realized and unrealized)	1.24		0.49
Total from Investment Operations	1.67		1.30

Distributions (From Net Investment Income)	(0.40)		(0.82)
Distributions (From Capital Gains)	(0.54)		(0.04)
Total Distributions	(0.94)		(0.86)

Net Asset Value -
End of Period	$ 11.18		$ 10.44
Total Return (a)	16.77%		13.14%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	275		230

Before Reimbursement
Ratio of Expenses to Average Net Assets	6.85%	*	17.62%
Ratio of Net Income to Average Net Assets	3.07%	*	-8.04%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.93%	*	2.00%
Ratio of Net Income to Average Net Assets	7.98%	*	7.57%

Portfolio Turnover Rate	129.53%	*	86.76%

* Annualized
(a) Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.

The accompanying notes are an integral part of the financial statements.

THE RETIREMENT INCOME FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2004 (CONTINUED)

1.)

ORGANIZATION:

The Retirement Income Trust (the "Trust") was established as a statutory trust in Delaware in December 3, 2002. The Trust currently consists of one series, the Retirement Income Fund (the “Fund”). The Fund was established in December 3, 2002 and commenced operations on May 1, 2003 as a diversified, open-end investment company, or mutual fund. The Fund’s objective is to seek high current income.  This is a fundamental policy, which means it may not be changed without shareholder approval.  While the Fund will strive to avoid or limit losses, it will generally not attempt to avoid fluctuations in the Fund’s value which are due to fluctuations in interest rates.  Thus, the Fund is intended for investors who desire long-term income, but is not suitable for short-term investors or investors who may need access to principal.  To deter short-term investment, the Fund imposes a redemption fee of 1% on redemption of shares held less than one year from the date of purchase.

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

The Fund primarily invests in income producing securities.  The investments in securities are carried at market value. Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the Retirement Income Advisers (the “Adviser”) opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

SECURITY TRANSACTIONS AND INVESTMENT INCOME TIMING:

Security transactions are recorded on a trade date basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Interest income is recorded on the accrual basis from settlement date.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.

DISTRIBUTIONS:

Distributions from income are declared and paid monthly.  Distributions from undistributed net realized capital gains since inception, if any, are paid annually and recorded on ex-dividend date.  The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

       INCOME TAXES:

The Fund intends to comply with requirements of Sub-Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore no provision for income taxes is required. Federal income tax loss carryfowards generated in prior years will be used to offset a portion of current year’s net realized gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund pays the Adviser an annual fee of 0.45% based on its average daily net assets. The Fund calculates and accrues the fee daily.  The Adviser has contractually agreed with the Fund to provide or pay for substantially all services required by the fund (other than investment advisory services, 12b-1 fees, brokerage commissions, taxes, interest on indebtedness, litigation or any other extraordinary expenses of the Fund) through October 15, 2005 in return for a fee of 0.75% based on the Fund’s average daily net assets.

4.)

RELATED PARTY TRANSACTIONS

The Fund is governed by a Board of Trustees that meets quarterly to review the Fund's investments, performance, expenses, and other business affairs.  The Board elects the Fund's officers. The majority of Board members are independent of the Adviser.  Owners and officers of the Adviser are also officers and or trustees of the Fund.

5.)

CAPITAL STOCK

The Fund is authorized to issue an unlimited number of shares without par value. Paid-in-capital at October 31, 2004 was $258,296 representing 24,580 shares outstanding.

6.)

PURCHASES AND SALES OF SECURITIES

For the six months ended October 31, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $164,234 and $158,195, respectively.  There were no purchases and sales of U.S. Government obligations.

7.)

SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at October 31, 2004 was $260,697.

At October 31, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
19,817	(2,154)	17,663

8.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2004, Michael and Frances Lando held, in the aggregate, 78.20% of the shares of the Fund. Michael Lando is a trustee for the Fund and is also associated with the Retirement Income Advisers which is the Investment Adviser for the Fund.

9.)

DISTRIBUTIONS TO SHAREHOLDERS

The Fund makes distributions monthly. Distributions are recorded on the ex-dividend date. During the six months ended October 31, 2004, distributions of $0.94 per share were made and $9,211 was declared from net investment income and $12,549 from realized gain from security transactions.

The tax character of distributions paid during the six months ended October 31, 2004 was as follows:

Distributions from:
Ordinary Income	$9,211
Short-Term Capital Gain	12,549
Long-Term Capital Gain	0
$21,760

Expense Example

As a shareholder of the Retirement Income Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 through October 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	5/1/2004	10/31/2004	5/1/2004 to 10/312004

Actual	$1,000.00	$1,167.70	$10.93
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.12	$10.16

* Expenses are equal to the Fund's annualized expense ratio of 2.00%through 10/04/04, 1.65% thereafter, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Retirement Income Fund

Board of Trustees

Michael S. Lando

Carol Siegel

Nathan Sherer

Investment Adviser

Retirement Income Advisers

5553 Woodmont Street

Pittsburgh, PA  15217

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

Custodian

US Bank

Independent Auditors

Cohen McCurdy, Ltd.

This report is provided for the general information of the shareholders of the Retirement Income Fund.  This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 12, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSRS is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RETIREMENT INCOME TRUST

By /s/Michael S. Lando

*Michael S. Lando

President

Date January 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Michael S. Lando

*Michael S. Lando

President

Date January 7, 2005